ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of accounts payable and accrued liabilities (Details) (USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Payables and Accruals [Abstract]
Accounts payable	$ 904,794	$ 641,302	$ 473,060	$ 165,465
Accrued consulting fees	102,500	102,500	102,500	102,500
Accrued salaries payable	175,009	220,175	16,449	85,000
Other accrued expenses	77,136	3,000
Accrued interest payable				415,096
Total	$ 1,259,439	$ 966,977	$ 592,009	$ 768,061